Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)

Balance, January 1, 2016	$(225)	$(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)

Balance, December 31, 2016	(323)	(323)
Change in unrealized holding gains (losses),
net of tax - $181	334	334

Balance, December 31, 2017	11	11
Effect of change for
ASU 2018-02 (Note 2)	3	3
Change in unrealized holding gains (losses),
net of tax - ($64)	(240)	(240)

Balance, December 31, 2018	$(226)	$(226)